Goodwill	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

16.   GOODWILL

The following table shows goodwill by the CGU or group of CGUs to which it belongs and changes for the years ended December 31, 2018 and 2017:

		Balance as of	Transfer on	Balance as of
		1-1-2018	mergers	12-31-2018
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	Generación Chile	24,860,356	—	24,860,356
Total		24,860,356	—	24,860,356

		Balance as of	Transfer on	Balance as of
		1-1-2017	mergers	12-31-2017
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	Generación Chile	24,860,356	—	24,860,356
Total		24,860,356	—	24,860,356

The origin of goodwill as detailed below is a result of the acquisitions of the following entities, subsequently merged directly or indirectly into GasAtacama Chile S.A.:

On July 12, 2002, the Company acquired 2.51% of the shares of Empresa Eléctrica Pangue S.A. through a put option held by the minority shareholder International Finance Corporation (IFC).

On August 11, 2005, the Company acquired interest of Inversiones Lo Venecia Ltda., which held as its only asset 25% interest in the company San Isidro S.A.

Subsequently, Empresa Eléctrica Pangue S.A. and the company San Isidro S.A. were merged into Compañía Eléctrica Tarapacá S.A., the latter being the legal successor company.

On April 22, 2014, the Company purchased the 50% interest in Inversiones GasAtacama Holding Ltda. held by Southern Cross Latin America Private Equity Fund III L.P. at that time.

On October 1, 2016, Inversiones GasAtacama Holding Ltda. was merged into Compañía Eléctrica Tarapacá S.A., the latter being the legal successor company.

On November 1, 2016, Compañía Eléctrica Tarapacá S.A. was merged into GasAtacama Chile S.A., the latter being the legal successor company.

According to the Group management’s estimates and projections, the expected future cash flows projections attributable to the Cash-Generating Units or groups of Cash-Generating Units, to which the acquired goodwill has been allocated, allow recovering of its carrying amount as of December 31, 2018 and 2017 (see Note 3.b).